Schedule of supplemental information on statement of cash flows (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	$ 604	$ 386
Transactions not involving cash
Purchase of property, plant and equipment on credit	19
Lease	3,168	1,094
Provision/(reversals) for decommissioning costs	10	(1)
Use of tax credits and judicial deposit for the payment of contingency	1,137
Remeasurement of property, plant and equipment acquired in previous periods	$ 38